Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ 130,086	$ 91,008
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 10)	(12,050)	4,368
Depreciation and amortization	46,778	47,640
Unrealized foreign currency exchange gain (notes 7 and 10)	(20,051)	(66)
Equity income, net of dividends received of $45,000 (2014 - $2,600)	(2,060)	(50,690)
Amortization of deferred debt issuance costs and other	(1,475)	742
Change in operating assets and liabilities	(20,767)	9,452
Expenditures for dry docking	(1,424)	(7,931)
Net operating cash flow	119,037	94,523
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	233,175	209,215
Debt issuance costs	(1,796)
Scheduled repayments of long-term debt	(66,600)	(48,320)
Prepayments of long-term debt	(90,000)	(130,000)
Scheduled repayments of capital lease obligations	(2,196)	(3,396)
Proceeds from equity offerings, net of offering costs (note 12)	16,166
Increase in restricted cash	(9,930)	(1,197)
Cash distributions paid	(127,239)	(117,803)
Novation of derivative liabilities (note 9e)		2,985
Dividends paid to non-controlling interest (note 15b)		(7,295)
Net financing cash flow	(48,420)	(95,811)
INVESTING ACTIVITIES
Additional capital contributions in equity accounted investments (notes 5a, 6b and 15c)	(3,235)	(1)
Repayments by equity accounted joint ventures	13,987
Receipts from direct financing leases	9,063	5,114
Expenditures for vessels and equipment	(143,080)	(21,648)
Net investing cash flow	(123,265)	(16,535)
Decrease in cash and cash equivalents	(52,648)	(17,823)
Cash and cash equivalents, beginning of the period	159,639	139,481
Cash and cash equivalents, end of the period	$ 106,991	$ 121,658